Summary of Employee Share Option Activity (Detail) - 2010 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Number of options
Outstanding, beginning balance | shares	4,180,198
Granted | shares	2,835
Exercised (in shares) | shares	(2,195,268)
Forfeited | shares	0
Outstanding, ending balance | shares	1,987,765	4,180,198
Vested and expected to vest at December 31, 2016 | shares	1,987,765		1,987,765
Exercisable as of December 31, 2016 | shares	1,984,930		1,984,930
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 0.39
Granted | $ / shares	0.85
Exercised | $ / shares	0.30
Forfeited | $ / shares	0
Outstanding, ending balance | $ / shares	0.49	$ 0.39
Vested and expected to vest at December 31, 2016 | $ / shares	0.49
Exercisable as of December 31, 2016 | $ / shares	$ 0.47
Weighted average remaining contractual term
Outstanding, December 31, 2016	4 years 7 months 6 days	6 years 1 month 6 days
Vested and expected to vest at December 31, 2016	4 years 7 months 6 days
Exercisable as of December 31, 2016	4 years 6 months
Aggregate intrinsic value
Outstanding, December 31, 2016	$ 1,399		¥ 9,713
Vested and expected to vest at December 31, 2016 | $	1,374
Exercisable as of December 31, 2016 | $	$ 1,387